RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Notes and other explanatory information [abstract]
CHNR's share of office rental, rates and others to Anka Consultants Limited	[1]	$ 32	¥ 234	¥ 218
Feishang Management's share of office rental to Feishang Enterprise	[2]	12	84	84
Shenzhen New Precise Space-Time Technology Co., Limited ('Shenzhen New PST')'s share of office rental to Feishang Enterprise				¥ 45

[1]	The Company signed a contract with Anka to lease 184 square meters of office premises for two years, from July 1, 2022 to June 30, 2024. The agreement also provides that the Company shares certain costs and expenses in connection with its use of the office, in addition to some of the accounting and secretarial services and day-to-day office administration services provided by Anka.
[2]	On January 1, 2018, Feishang Management signed an office-sharing agreement with Feishang Enterprise. Pursuant to the agreement, Feishang Management shares 40 square meters of office premises for 33 months. Feishang Management signed a new contract with Feishang Enterprise in October 2023, which will expire on September 30, 2024.